Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at March 31, 2014, and December 31, 2013:

	March 31, 2014	December 31, 2013

Raw materials	$146,285	$125,068

Work in process	74,979	46,974

Finished goods	709,285	120,608

Inventories, net	$930,549	$292,650

NOTE 3.  Inventories

Inventories, net of provisions for potentially excess, obsolete or impaired goods, consisted of the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Raw materials	$125,068	$158,316

Work in process	46,974	179,314

Finished goods	120,608	157,856

Inventories, net	$292,650	$495,486